Item 1  Schedule of Investments



 T. Rowe Price International Equity Index Fund
 Unaudited                                                  July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares       Value
 (Cost and value in $ 000s)

 AUSTRALIA 5.5%
 Common Stocks 5.5%
 Adelaide Bank                                         902           8

 Adelaide Brighton                                     521           1

 Alinta                                                2,108         15

 Alumina                                               13,646        60

 Amcor                                                 11,876        63

 AMP                                                   24,879        127

 Ansell Limited                                        1,118         9

 APN News & Media                                      664           3

 Aristocrat Leisure ss.                                5,540         52

 Austereo Group                                        1,422         2

 Australand Property Group                             3,157         4

 Australia & New Zealand Banking ss.                   21,458        348

 Australian Foundation                                 10,843        33

 Australian Gas Light                                  5,371         58

 Australian Pharmaceutical Industries                  1,583         4

 Australian Stock Exchange ss.                         924           18

 Australian Wealth *                                   1,507         1

 AWB                                                   4,007         15

 AXA Asia Pacific                                      15,653        53

 Babcock & Brown *                                     686           8

 Bank of Queensland                                    860           8

 Bendigo Bank                                          1,552         12

 BHP Billiton ss.                                      42,802        635

 Billabong International                               1,649         18

 BlueScope Steel ss.                                   10,321        74

 Boral                                                 8,718         44

 Brambles Industries ss.                               11,334        71

 Brickworks                                            575           5

 Burns, Philip & Company *                             10,903        8

 Caltex Australia                                      1,152         15

 Centro Properties Group                               11,200        48

 Centro Retail Group *                                 3,733         4

 CFS Gandel Retail Trust, Equity Units                 20,789        27

 Challenger Financial Services *                       5,805         15

 Coca-Cola Amatil                                      7,151         42

 Cochlear ss.                                          678           21

 Coles Myer ss.                                        13,821        99

 Commonwealth Bank of Australia ss.                    15,390        455

 Commonwealth Property Office                          24,749        24

 Computershare                                         6,845         32

 Corporate Express Australia                           886           4

 CSL Limited                                           2,236         59

 CSR                                                   11,918        24

 DB Rreef Trust                                        33,001        35

 Downer EDI                                            2,558         11

 Envestra                                              2,638         2

 Flight Centre                                         467           5

 Foodland Associated                                   1,267         26

 Foster's Group                                        23,668        98

 Futuris                                               11,724        19

 GPT Group, Equity Units *                             18,960        55

 Gunns                                                 2,353         7

 GWA International                                     1,182         3

 Harvey Norman Holdings                                6,466         13

 Iluka Resources                                       4,190         26

 Incitec Pivot                                         68            1

 Insurance Australia                                   18,778        87

 Investa Property, Equity Units                        14,838        22

 iShares MSCI Australia (USD)                          14,200        256

 James Hardie Industries                               6,735         45

 John Fairfax Holdings                                 3,261         11

 Leighton Holdings                                     1,634         16

 Lend Lease                                            5,197         52

 Lion Nathan                                           5,422         30

 Macquarie Airports, Equity Units                      8,867         22

 Macquarie Bank ss.                                    2,641         126

 Macquarie Goodman (Ordinary shares)                   19,891        61

 Macquarie Infrastructure Group, Equity Units          29,711        90

 Macquarie Office Trust, Equity Units                  17,788        17

 Mayne Group                                           6,286         23

 Metcash Trading                                       4,243         13

 Minara Resources ss.                                  1,346         2

 Mirvac Group                                          11,892        34

 National Australia Bank ss.                           18,474        437

 Newcrest Mining                                       4,100         51

 Novogen *                                             794           3

 Nufarm                                                1,990         15

 OneSteel                                              9,629         20

 Orica                                                 3,491         50

 Origin Energy                                         11,642        64

 Oxiana *                                              11,365        8

 Pacifica Group                                        329           1

 Paperlinx ss.                                         6,431         17

 Patrick Corporation                                   8,685         38

 Perpetual Trust Australia ss.                         335           16

 Promina Group                                         11,633        44

 Publishing & Broadcasting                             2,449         29

 Qantas Airways                                        12,523        31

 QBE Insurance                                         9,092         116

 Rinker Group                                          11,110        126

 Rio Tinto ss.                                         4,041         150

 Rural Press                                           345           3

 Santos                                                8,422         69

 SFE ss.                                               1,416         12

 Sigma Company                                         1,029         7

 Simsmetal Group                                       1,086         13

 Smorgon Steel Group                                   3,843         4

 Sonic Healthcare                                      2,852         28

 Southern Cross Broadcasting                           318           3

 Spotless Group                                        1,074         4

 St. George Bank                                       6,206         126

 Stockland                                             15,236        66

 Suncorp-Metway                                        6,383         99

 Tabcorp Holdings                                      6,125         74

 Telstra                                               28,219        109

 Ten Network Holdings                                  2,623         7

 Toll Holdings ss.                                     3,929         40

 Transurban Group                                      8,695         47

 UNiTAB                                                1,727         18

 Washington Soul Pattinson                             694           5

 Wesfarmers                                            4,453         134

 West Australian Newspapers ss.                        365           2

 Westfield Group                                       19,793        270

 Westpac Bank (NZD)                                    593           9

 Westpac Banking                                       20,999        314

 Woodside Petroleum ss.                                5,903         135

 Woolworths ss.                                        12,514        155

                                                                     6,803

 Preferred Stocks 0.0%
 Rural Press                                           297           2

                                                                     2

 Total Australia (Cost $5,453)                                       6,805

 AUSTRIA 0.4%
 Common Stocks 0.4%
 Bank Austria Creditanstalt                            575           61

 Erste Bank                                            2,116         108

 EVN                                                   76            6

 Immofinanz Immobilien Anlage *                        3,474         32

 Oest Elektrizitatswirts, Class A                      40            12

 OMV                                                   2,215         103

 Telekom Austria                                       4,459         90

 Wienerberger                                          716           33

 Total Austria (Cost $322)                                           445

 BELGIUM 1.5%
 Common Stocks 1.5%
 Agfa Gevaert                                          2,541         70

 Almancora                                             87            8

 Belgacom                                              2,194         78

 CNP-Cie Natle A Portefeuille                          52            13

 Colruyt                                               241           33

 Cumerio                                               199           3

 Delhaize Group                                        1,054         65

 Dexia ss.                                             9,739         220

 Electrabel                                            539           245

 Fortis                                                5,180         151

 Fortis, B Shares                                      11,108        325

 Groupe Bruxelles Lambert                              710           64

 Interbrew                                             2,038         76

 KBC                                                   2,190         174

 Mobistar                                              244           19

 RTL Group                                             161           12

 SES Global GDR                                        1,749         27

 SES Global FDR                                        2,725         43

 Solvay                                                592           64

 UCB                                                   1,314         71

 Union Miniere                                         355           31

 Total Belgium (Cost $1,498)                                         1,792

 CHINA 0.5%
 Common Stocks 0.5%
 Brilliance China Automotive (HKD) ss.                 6,000         1

 China Insurance International (HKD) *                 6,000         2

 China Merchants Holdings (HKD)                        12,000        24

 China Mobile (HKD)                                    70,500        284

 China Netcom (HKD)                                    16,000        24

 China Overseas Land & Investment (HKD)                26,000        6

 China Resources Enterprise (HKD)                      10,000        16

 China Unicom (HKD)                                    48,000        43

 Citic Pacific (HKD)                                   14,000        41

 CNOOC (HKD)                                           148,000       103

 Cosco Pacific (HKD)                                   14,000        28

 Global Bio-Chem Technology (HKD)                      14,000        7

 Guangzhou Investment (HKD)                            18,000        2

 Lenovo Group (HKD)                                    42,000        14

 Semiconductor Manufacturing (HKD) *                   47,000        10

 Shanghai Industrial (HKD) ss.                         14,000        30

 TCL International Holdings (HKD)                      4,000         1

 TPV Technology (HKD)                                  16,000        10

 Total China (Cost $567)                                             646

 DENMARK 0.8%
 Common Stocks 0.8%
 A P Moller-Maersk, Series B                           16            156

 A P Moller-Maersk                                     11            106

 Carlsberg, Series B                                   435           23

 Coloplast, Series B                                   454           27

 Danisco                                               516           34

 Danske Bank                                           7,977         248

 H. Lundbeck                                           1,089         27

 Jyske *                                               1,179         55

 Novo Nordisk, Series B                                2,663         138

 Novozymes, Series B                                   594           30

 Tele Danmark                                          2,465         111

 Vestas Wind Systems *                                 1,736         32

 William Demant Holding *                              248           12

 Total Denmark (Cost $811)                                           999

 EUROPE/FAR EAST 1.1%
 Common Stocks 1.1%
 iShares MSCI EAFE Index Fund (USD)                    26,300        1,419

 Total Europe/Far East (Cost $1,383)                                 1,419

 FINLAND 1.2%
 Common Stocks 1.2%
 Cargotec *                                            433           13

 Fortum                                                6,408         117

 KONE                                                  433           29

 Metso Oyi                                             1,137         27

 Neste Oil *                                           1,835         51

 Nokia OYJ                                             52,684        841

 Outokumpu                                             1,062         15

 Sampo                                                 4,983         76

 SanomaWSOY Oyj, Series B                              303           8

 Stora Enso, Class R                                   8,272         109

 TietoEnator                                           800           26

 UPM-Kymmene                                           5,853         114

 Total Finland (Cost $1,462)                                         1,426

 FOREIGN/EUROPE 1.1%
 Common Stocks 1.1%
 iShares MSCI EMU (USD)                                18,600        1,386

 Total Foreign/Europe (Cost $1,325)                                  1,386

 FRANCE 9.8%
 Common Stocks 9.8%
 Accor                                                 2,701         137

 AGF Assurances Generales de France                    747           63

 Air France ss.                                        2,407         39

 Alcatel *                                             15,136        184

 Arcelor                                               5,728         123

 Atos Origin *                                         704           50

 Autoroutes Du Sud                                     883           50

 AXA                                                   22,633        617

 BIC                                                   435           24

 BNP Paribas ss.                                       10,778        778

 Bouygues                                              3,126         137

 Cap Gemini *                                          1,286         43

 Carrefour                                             8,676         409

 Casino Guichard-Perrachon ss.                         369           26

 Christian Dior                                        793           65

 Ciments Francais                                      89            9

 CNP Assurances                                        396           27

 Compagnie de Saint-Gobain ss.                         3,926         235

 Credit Agricole ss.                                   7,356         201

 Dassault Systemes                                     558           29

 EADS ss.                                              3,882         130

 Essilor International                                 1,191         87

 Eurazeo                                               401           39

 Euronext                                              1,274         50

 France Telecom                                        21,913        675

 Gaz de France *                                       2,331         77

 Gecina ss.                                            187           21

 Groupe Danone ss.                                     3,164         312

 Imerys                                                355           26

 JC Decaux *ss.                                        520           12

 Klepierre                                             215           21

 L'Air Liquide                                         1,274         226

 L'Oreal ss.                                           4,064         321

 Lafarge ss.                                           2,009         190

 Lagardere                                             2,010         145

 LVMH ss.                                              4,389         364

 Michelin                                              1,305         80

 Natexis Banques Populaires                            70            10

 Pernod-Ricard ss.                                     1,132         190

 Peugeot ss.                                           2,246         144

 Pinault Printemps Redoute                             1,162         117

 Publicis                                              1,819         62

 Renault ss.                                           2,580         236

 Sagem                                                 2,678         59

 Sanofi-Aventis ss.                                    12,021        1,038

 Schneider ss.                                         2,626         206

 Societe Generale ss.                                  5,293         578

 Sodexho Alliance ss.                                  1,186         42

 STMicroelectronics                                    7,611         130

 Suez Lyonnaise des Eaux ss.                           12,125        332

 Technip                                               1,310         70

 Television Francaise ss.                              1,840         51

 Thales ss.                                            819           33

 THOMSON Multimedia ss.                                3,263         74

 Total                                                 7,577         1,895

 Unibail                                               505           70

 Valeo                                                 812           34

 Veolia Environnement ss.                              4,816         186

 Vinci                                                 2,080         169

 Vivendi Universal                                     12,640        401

 Total France (Cost $10,417)                                         12,149

 GERMANY 7.1%
 Common Stocks 6.9%
 Adidas-Salomon                                        557           101

 Allianz                                               4,564         578

 Altana AG                                             663           35

 AMB Generali Holding                                  84            7

 BASF                                                  6,935         492

 Bayer AG                                              8,635         308

 Bayerische Hypo Vereins *                             8,612         227

 Bayerische Motoren Werke                              3,739         175

 Beiersdorf                                            131           15

 Celesio                                               666           54

 Commerzbank ss.                                       5,455         122

 Continental                                           1,542         119

 DaimlerChrysler                                       11,934        580

 Degussa ss.                                           182           7

 DEPFA Bank                                            4,188         68

 Deutsche Bank                                         6,517         564

 Deutsche Boerse                                       1,278         112

 Deutsche Lufthansa                                    2,274         28

 Deutsche Post                                         9,909         246

 Deutsche Postbank                                     813           42

 Deutsche Telekom                                      37,763        749

 E.ON AG                                               8,287         767

 Fresenius                                             38            5

 Fresenius Medical Care                                403           35

 Hannover Rueckversicherung                            456           17

 Heidelberger Druckmaschinen                           504           17

 Heidelberger Zement                                   474           34

 Henkel                                                513           45

 Hypo Real Estate Holding                              1,548         63

 Infineon Technologies *                               10,661        105

 Karstadtquelle *ss.                                   1,046         14

 Lanxess *                                             571           16

 Linde                                                 1,388         98

 Man AG                                                1,564         73

 Merck                                                 118           11

 METRO                                                 1,932         97

 MLP                                                   436           9

 Munich Re                                             2,743         319

 Puma                                                  126           32

 RWE                                                   4,885         326

 SAP                                                   2,885         496

 Schering                                              2,457         154

 Siemens                                               10,697        824

 Suedzucker                                            1,064         22

 T-Online International                                1,593         17

 ThyssenKrupp                                          4,801         90

 TUI ss.                                               2,232         58

 Volkswagen                                            3,010         163

                                                                     8,536

 Preferred Stocks 0.2%
 Fresenius                                             245           31

 Fresenius Medical Care                                422           30

 Henkel                                                723           68

 Porsche                                               124           98

 Wella AG                                              137           14

                                                                     241

 Total Germany (Cost $7,694)                                         8,777

 GREECE 0.5%
 Common Stocks 0.5%
 Alpha Bank *                                          3,668         102

 Bank of Piraeus                                       2,098         40

 Coca-Cola Hellenic Bottling                           1,272         36

 Commercial Bank of Greece                             826           26

 Cosmote Mobile Communication                          1,150         22

 EFG Eurobank Ergasias                                 2,488         79

 Hellenic Petroleum                                    1,076         12

 Hellenic Telecommunications *                         4,423         90

 National Bank of Greece                               2,968         109

 OPAP                                                  2,860         93

 Public Power                                          1,444         36

 Titan Cement                                          450           15

 Total Greece (Cost $499)                                            660

 HONG KONG 2.5%
 Common Stocks 2.5%
 Asia Aluminum Holdings                                8,000         1

 Asia Satellite Telecom                                500           1

 ASM Pacific Technology                                1,500         7

 Bank of East Asia                                     22,600        68

 Beijing Enterprises                                   2,000         3

 BOC Hong Kong                                         50,000        101

 Cafe De Coral Holdings                                4,000         5

 Cathay Pacific Airways                                18,000        33

 Chaoda Modern Agriculture                             10,100        4

 Cheung Kong Holdings                                  21,000        226

 Cheung Kong Infrastructure                            4,000         12

 China Everbright                                      14,000        5

 China National Aviation                               10,000        3

 China Resources Power Holdings                        16,000        9

 China State Construction *                            1,444         0

 China Travel International Investment                 28,000        9

 Chinese Estates Holdings                              4,000         4

 CITIC International Financial Holdings ss.            12,000        5

 CLP Holdings                                          21,400        123

 CNPC Hong Kong                                        20,000        4

 COFCO International                                   2,000         1

 Dah Sing Financial ss.                                1,200         9

 Dairy Farm (USD)                                      4,500         13

 Denway Motors                                         48,000        19

 Esprit Holdings                                       13,000        97

 First Pacific *                                       30,000        11

 Fountain Set                                          2,000         1

 Fubon Bank                                            2,000         1

 Giordano International                                18,000        14

 Great Eagle Holdings                                  2,000         6

 Guangdong Investment                                  10,000        3

 Guoco Group                                           1,000         10

 Hang Lung Group                                       8,000         16

 Hang Lung Properties                                  23,000        36

 Hang Seng Bank                                        9,000         124

 Henderson Investment                                  9,000         13

 Henderson Land Development                            9,000         46

 Hengan International Group                            6,000         5

 Hong Kong & China Gas                                 56,830        118

 Hong Kong & Shanghai Hotels                           5,000         6

 Hong Kong Aircraft Engineering                        800           5

 Hong Kong Electric                                    20,500        97

 Hong Kong Exchanges                                   14,000        44

 Hong Kong Land Holdings (USD)                         22,000        71

 Hopewell Highway Infrastructure ss.                   12,500        9

 Hopewell Holdings                                     10,000        26

 Hung Hing Print Group                                 2,000         1

 Hutchison Harbour Ring                                6,000         1

 Hutchison Telecommunications *                        10,000        11

 Hutchison Whampoa                                     38,000        370

 Hysan Development                                     7,000         16

 i-Cable Communication                                 2,200         1

 Industrial & Commercial Bank of China                 3,000         4

 iShares MSCI Hong Kong Index (USD)                    9,600         127

 Jardine Matheson (USD)                                3,600         66

 Jardine Strategic (USD)                               4,000         46

 JCG Holdings                                          2,000         2

 Johnson Electric                                      37,500        36

 Kerry Properties                                      4,000         10

 Kingboard Chemical Holdings                           6,500         18

 Kowloon Motor Bus Holdings                            3,200         19

 Lee & Man Paper Manufacturing                         2,000         2

 Li & Fung                                             32,000        67

 Liu Chong Hing Bank                                   1,000         2

 Mandarin Oriental (USD)                               6,000         6

 MTR                                                   21,000        43

 New World Development                                 31,000        41

 Next Media *                                          2,000         1

 NWS Holdings                                          8,000         12

 Orient Overseas Intl.                                 2,200         10

 Oriental Press Group                                  14,000        4

 PCCW                                                  60,200        40

 SCMP Group                                            10,000        4

 Shangri-La Asia                                       18,000        32

 Shenzhen International Holdings                       22,500        1

 Shenzhen Investment                                   2,000         0

 Shun Tak Holdings ss.                                 14,000        12

 Sino Land                                             32,000        38

 Skyworth Digital                                      6,000         2

 Smartone Telecommunications                           1,000         1

 Sun Hung Kai Properties                               22,000        227

 Swire Pacific, Series A                               13,000        124

 Swire Pacific, Series B                               12,500        22

 Techtronic Industries                                 16,000        40

 Television Broadcasts                                 5,000         30

 Texwinca Holdings                                     4,000         3

 Tingyi (Cayman Island)                                14,000        4

 Wharf                                                 16,000        60

 Wheelock                                              10,000        18

 Wing Hang Bank                                        2,500         18

 Wing Lung Bank                                        1,500         12

 Yue Yuen Industrial                                   8,000         25

 Total Hong Kong (Cost $2,534)                                       3,053

 IRELAND 0.7%
 Common Stocks 0.7%
 Allied Irish Banks                                    10,307        223

 Anglo Irish Bank                                      7,983         108

 Bank of Ireland                                       11,203        186

 CRH                                                   6,289         178

 Elan *                                                4,807         35

 Irish Life & Permanent                                3,693         67

 Kerry Group                                           1,934         48

 Ryanair *                                             1,409         12

 Total Ireland (Cost $774)                                           857

 ITALY 4.3%
 Common Stocks 4.3%
 AEM                                                   7,038         15

 Alleanza Assicurazioni                                4,996         57

 Assicurazioni Generali                                15,517        507

 Autogrill                                             993           14

 Autostrade                                            3,243         82

 Banca Antonveneta                                     3,324         102

 Banca Carige                                          3,755         14

 Banca Fideuram                                        3,972         20

 Banca Intesa                                          53,132        258

 Banca Lombarda                                        3,241         44

 Banca Monte dei Paschi Siena ss.                      16,334        62

 Banca Nazionale del Lavoro *ss.                       24,975        81

 Banca Popol Emilia Romagna                            1,022         52

 Banca Popolare di Lodi                                2,592         26

 Banche Poplari Unite Scrl                             3,819         77

 Banco Popolare Di Verona                              4,286         77

 Benetton Group                                        1,307         13

 Bulgari ss.                                           1,155         14

 Capitalia                                             20,038        116

 Edison *                                              14,521        32

 Enel                                                  53,711        460

 Eni S.p.A.                                            36,165        1,026

 Fiat *ss.                                             7,351         62

 FinecoGroup                                           1,719         17

 Finmeccanica                                          3,814         70

 Gruppo Editoriale L'espresso ss.                      1,899         11

 Ifil                                                  6,214         28

 Italcementi                                           1,120         18

 Italcementi-RNC                                       1,982         23

 Luxottica                                             1,726         40

 Mediaset                                              12,328        150

 Mediobanca                                            4,442         85

 Mediolanum ss.                                        3,235         21

 Pirelli & Co.                                         51,643        54

 RAS                                                   4,079         81

 RCS MediaGroup ss.                                    8,031         58

 SAI                                                   1,007         28

 Saipem                                                3,900         58

 San Paolo IMI                                         12,712        184

 Seat Pagine Gialle *                                  59,674        26

 Snam Rete Gas                                         11,542        63

 Telecom Italia                                        164,078       536

 Telecom Italia-RNC                                    67,375        181

 Terna ss.                                             17,746        45

 UniCredito ss.                                        57,245        303

 Unipol                                                811           3

                                                                     5,294

 Preferred Stocks 0.0%
 Unipol                                                3,290         9

                                                                     9

 Total Italy (Cost $4,656)                                           5,303

 JAPAN 19.7%
 Common Stocks 19.7%
 ABC-Mart ss.                                          100           3

 ACOM                                                  1,110         70

 Advantest                                             900           72

 AEON                                                  6,400         103

 AEON Credit Service ss.                               200           12

 Aeon Mall                                             200           7

 Aichi Steel                                           2,000         11

 AIFUL                                                 750           54

 Aioi Insurance ss.                                    5,000         24

 Aisin Seiki                                           1,800         42

 Ajinomoto                                             6,000         63

 Alfresa Holdings                                      200           9

 All Nippon Airways                                    11,000        34

 Alps Electric                                         1,000         15

 Amada                                                 3,000         21

 Anritsu                                               1,000         5

 Aoyama Trading                                        700           18

 Arisawa                                               200           4

 Asahi Breweries ss.                                   4,500         51

 Asahi Glass                                           12,000        116

 Asahi Kasei                                           16,000        72

 Asatsu ss.                                            500           14

 Askul ss.                                             100           6

 Astellas Pharmaceutical                               5,036         164

 Autobacs Seven ss.                                    400           14

 Awa Bank                                              2,000         12

 Bandai ss.                                            900           20

 Bank of Fukuoka ss.                                   6,000         35

 Bank of Kyoto                                         2,000         16

 Bank of Nagoya                                        2,000         12

 Benesse                                               1,000         33

 Bosch Automotives Systems                             1,000         6

 Bridgestone                                           7,000         136

 Brother Industries                                    3,000         25

 Calsonic Kansei                                       1,000         6

 Canon ss.                                             10,500        517

 Canon Sales                                           1,000         19

 Casio Computer ss.                                    2,000         26

 Central Glass ss.                                     1,000         6

 Central Japan Railway ss.                             11            79

 Chiba Bank ss.                                        7,000         45

 Chiyoda                                               1,000         14

 Chubu Electric ss.                                    6,500         157

 Chugai Pharmaceutical ss.                             3,700         63

 Chugoku Bank ss.                                      2,000         23

 Chugoku Electric Power                                3,300         66

 Circle K Sunkus                                       400           9

 Citizen Watch ss.                                     3,000         27

 Coca-Cola West Japan                                  600           13

 Cosmo Oil ss.                                         5,000         22

 Credit Saison                                         2,200         73

 CSK                                                   600           22

 Dai Nippon Printing                                   7,000         110

 Daicel Chemical Industries                            4,000         22

 Daido Steel                                           2,000         9

 Daiei *                                               650           10

 Daihatsu Motor                                        1,000         9

 Daiichi Pharmaceutical                                2,700         62

 Daikin Industries                                     3,000         73

 Daimaru ss.                                           4,000         36

 Dainippon Ink & Chemicals                             12,000        37

 Dainippon Pharma                                      1,000         11

 Dainippon Screen                                      3,000         20

 Daishi Bank                                           2,000         9

 Daito Trust Construction ss.                          1,200         44

 Daiwa House                                           5,000         56

 Daiwa Securities Group                                16,000        94

 Denki Kagaku Kogyo                                    4,000         15

 Denso ss.                                             5,200         126

 Dentsu                                                18            44

 Diamond Lease ss.                                     100           4

 Disco Corporation                                     100           4

 Don Quijote                                           100           6

 Dowa Mining ss.                                       4,000         27

 East Japan Railway ss.                                35            171

 Ebara                                                 4,000         16

 Eisai                                                 2,600         88

 Enix Corporation                                      300           9

 Ezaki Glico                                           1,000         8

 FamilyMart ss.                                        700           20

 Fanuc ss.                                             2,300         163

 Fast Retailing ss.                                    700           41

 Fuji                                                  4,600         144

 Fuji Electric Holdings                                5,000         18

 Fuji Fire & Marine Insurance                          1,000         3

 Fuji Heavy Industries ss.                             5,000         22

 Fuji Soft                                             500           15

 Fuji Television Network                               4             8

 Fujikura ss.                                          5,000         25

 Fujitsu Limited                                       18,000        100

 Fukui Bank                                            1,000         4

 Fukuyama Transporting                                 1,000         4

 Funai Electric                                        100           10

 Furukawa Electric *ss.                                7,000         31

 Futaba                                                200           5

 Global Media Online                                   100           2

 Goodwill Group                                        3             5

 Gunma Bank                                            3,000         18

 Gunze                                                 1,000         5

 Hachijuni Bank                                        4,000         26

 Hamamatsu Photonics ss.                               300           6

 Hankyu Department Stores ss.                          2,000         14

 Hankyu Holdings                                       8,000         27

 Hanshin Electric Railway                              2,000         8

 Heiwa                                                 700           10

 HIGO Bank                                             2,000         14

 Hikari Tsushin                                        100           7

 Hino Motors ss.                                       3,000         18

 Hirose Electric ss.                                   400           42

 Hiroshima Bank                                        4,000         18

 Hisamitsu Pharmaceutical ss.                          400           11

 Hitachi ss.                                           30,000        183

 Hitachi Cable ss.                                     4,000         16

 Hitachi Capital                                       300           6

 Hitachi Chemical                                      1,400         24

 Hitachi Construction Machinery                        1,500         20

 Hitachi High-Technologies                             200           3

 Hitachi Information Systems                           100           2

 Hitachi Metals                                        1,000         7

 Hokkaido Electric Power                               2,100         44

 Hokkoku Bank                                          2,000         9

 Hokuhoku Financial Group ss.                          15,000        43

 Hokuriku Electric                                     1,500         30

 Honda                                                 8,300         428

 House Foods                                           700           10

 HOYA ss.                                              1,000         123

 Hyakugo Bank                                          2,000         12

 Hyakujushi Bank                                       2,000         11

 Ibiden ss.                                            900           24

 INPEX                                                 5             32

 Invoice                                               19            2

 Isetan ss.                                            2,100         29

 iShares MSCI Japan (USD)                              90,500        927

 Ishikawajima-Harima *ss.                              15,000        23

 Isuzu Motors                                          8,000         23

 ITO EN                                                500           25

 ITO-Yokado                                            3,700         122

 ITOCHU ss.                                            16,000        83

 ITOCHU Techno-Science                                 400           13

 Iyo Bank                                              2,000         17

 Izumi ss.                                             300           8

 JAFCO ss.                                             300           16

 Japan Airlines System                                 6,000         16

 Japan Petroleum Exploration                           200           9

 Japan Tobacco                                         12            171

 JFE Holdings ss.                                      5,075         132

 JGC ss.                                               3,000         37

 Joyo                                                  10,000        48

 JS Group                                              3,000         49

 JSAT                                                  1             2

 JSR ss.                                               3,000         59

 Juroku Bank ss.                                       2,000         11

 Kagoshima Bank                                        1,000         7

 Kajima                                                11,000        40

 Kamigumi                                              4,000         31

 Kandenko 1942                                         1,000         6

 Kaneka                                                3,000         34

 Kansai Electric                                       8,500         179

 Kansai Paint ss.                                      5,000         33

 Kao                                                   7,000         160

 Katokichi                                             1,800         12

 Kawasaki Heavy Industries ss.                         10,000        20

 Kawasaki Kisen Kaisha ss.                             8,000         49

 KDDI                                                  38            183

 Keihin Electric Express Railway ss.                   3,000         18

 Keio Electric Railway                                 7,000         37

 Keyence ss.                                           400           96

 Kikkoman                                              1,000         9

 Kinden                                                3,000         22

 Kinki-Nippon Railway ss.                              18,000        56

 Kirin Beverage                                        100           2

 Kirin Brewery                                         10,000        93

 Kobayashi Pharmaceutical ss.                          100           3

 Kobe Steel ss.                                        27,000        56

 Koei                                                  1,300         30

 Kokuyo ss.                                            1,300         17

 Komatsu ss.                                           13,000        123

 Komeri                                                300           9

 Konami ss.                                            800           17

 Konica Minolta Holdings                               6,000         55

 Kose                                                  100           4

 Koyo Seiko                                            2,000         28

 Kubota ss.                                            8,000         47

 Kuraray                                               5,500         49

 Kurita Water Industries                               1,200         19

 Kyocera                                               2,400         168

 Kyowa Hakko Kogyo ss.                                 5,000         33

 Kyushu Electric Power                                 4,200         91

 Lawson ss.                                            900           32

 Leopalace21                                           1,100         18

 Lion Corporation                                      2,000         11

 Mabuchi Motor ss.                                     300           17

 Makita ss.                                            1,000         21

 Marubeni                                              15,000        56

 Marui                                                 4,400         64

 Maruichi Steel Tube ss.                               2,000         44

 Matsui Securities                                     900           8

 Matsumotokiyoshi                                      500           13

 Matsushita Electric Industries                        28,865        469

 Matsushita Electric Works                             2,671         22

 Mazda Motor ss.                                       5,000         20

 Medico Holdings ss.                                   1,200         15

 Meiji Dairies                                         3,000         17

 Meiji Seika Kaisha ss.                                4,000         20

 Meitec                                                500           15

 Millea                                                15            196

 Minebea                                               5,000         21

 Misumi                                                100           3

 Mitsubishi ss.                                        13,900        199

 Mitsubishi Chemical                                   24,000        70

 Mitsubishi Electric                                   19,000        100

 Mitsubishi Estate ss.                                 12,000        133

 Mitsubishi Gas Chemical ss.                           6,000         32

 Mitsubishi Heavy Industries ss.                       40,000        100

 Mitsubishi Logistics ss.                              1,000         10

 Mitsubishi Materials                                  6,000         15

 Mitsubishi Motors *ss.                                10,000        12

 Mitsubishi Pharma                                     1,000         9

 Mitsubishi Rayon                                      4,000         16

 Mitsubishi Securities ss.                             2,000         17

 Mitsubishi Tokyo Financial ss.                        38            319

 Mitsui                                                14,000        135

 Mitsui Chemicals                                      9,000         55

 Mitsui Engineering & Shipbuilding ss.                 9,000         19

 Mitsui Fudosan                                        10,000        113

 Mitsui Mining & Smelting                              5,000         24

 Mitsui OSK Lines                                      12,000        77

 Mitsui Sumitomo Insurance                             18,000        159

 Mitsui Trust Holdings ss.                             7,000         71

 Mitsukoshi                                            5,000         24

 Mitsumi Electric                                      1,000         10

 Mizuho Financial Group                                106           476

 Mizuho Investors *                                    3,000         5

 Mizuho Trust & Banking ss.                            14,000        21

 Mochida Pharmaceutical                                1,000         6

 Murata Manufacturing                                  2,700         131

 Musashino Bank                                        300           13

 Nagoya Railroad                                       5,000         16

 Namco                                                 1,300         19

 NEC                                                   18,000        92

 NEC Electronics ss.                                   400           14

 Net One Systems ss.                                   5             13

 NGK Insulators                                        3,000         30

 NGK Spark Plug ss.                                    2,000         27

 NHK Spring ss.                                        2,000         16

 Nichicon                                              1,100         14

 Nichii Gakkan ss.                                     100           3

 Nichirei                                              4,000         16

 Nidec                                                 300           32

 Nikko Cordial ss.                                     17,000        72

 Nikon                                                 4,000         45

 Nintendo                                              1,200         126

 Nippon Electric Glass ss.                             2,000         30

 Nippon Express                                        11,000        47

 Nippon Kayaku                                         2,000         13

 Nippon Light Metal                                    6,000         14

 Nippon Meat Packer                                    2,000         23

 Nippon Mining                                         7,500         44

 Nippon Oil ss.                                        13,000        89

 Nippon Paint                                          1,000         4

 Nippon Paper Group ss.                                11            39

 Nippon Sheet Glass                                    3,000         12

 Nippon Shokubai ss.                                   2,000         16

 Nippon Steel                                          60,000        151

 Nippon Telegraph & Telephone                          62            273

 Nippon Television Network                             30            4

 Nippon Yusen                                          12,000        69

 Nipponkoa Insurance                                   6,000         39

 Nishi-Nippon Bank ss.                                 4,000         16

 Nishi-Nippon Railroad                                 2,000         6

 Nishimatsu Corporation                                2,000         7

 Nissan                                                26,700        278

 Nissan Chemical Industries ss.                        3,000         34

 Nissay Dowa General ss.                               1,000         5

 Nisshin Seifun Group                                  3,000         32

 Nisshin Steel ss.                                     11,000        27

 Nisshinbo Industries                                  2,000         16

 Nissin Food Products                                  700           17

 Nitori ss.                                            300           21

 Nitto Denko                                           1,500         82

 NOK ss.                                               1,600         40

 Nomura Research Institute                             400           39

 Nomura Securities                                     23,200        275

 NS Solutions                                          100           2

 NSK                                                   5,000         26

 NTN ss.                                               6,000         34

 NTT Data                                              14            46

 NTT DoCoMo                                            230           356

 Obayashi                                              9,000         50

 Odakyu Electric Railway                               8,000         41

 Ogaki Kyoritsu Bank                                   3,000         17

 Oji Paper                                             12,000        60

 Oki Electric                                          4,000         13

 Olympus Optical                                       3,000         60

 OMC Card ss.                                          1,000         13

 Omron                                                 3,300         70

 Ono Pharmaceutical                                    900           43

 Onward Kashiyama                                      2,000         27

 Oracle Japan                                          400           18

 Orient                                                3,000         11

 Oriental Land ss.                                     500           29

 ORIX                                                  1,000         148

 Osaka Gas                                             24,000        76

 Otsuka ss.                                            100           9

 Park24 ss.                                            400           8

 Pasona                                                1             2

 Pioneer                                               1,600         23

 Plenus                                                100           3

 Privee Zurich Turnaround *                            1,000         3

 Promise                                               1,350         82

 Q.P. ss.                                              1,300         11

 Resona Holdings *ss.                                  54,000        95

 Ricoh                                                 7,000         107

 Rinnai                                                500           12

 Rohm Company ss.                                      1,400         127

 Ryohin Keikaku                                        400           19

 Sagami Railway                                        2,000         6

 San-in Godo Bank ss.                                  1,000         9

 Sanken Electric                                       1,000         12

 Sankyo ss.                                            3,900         77

 Sankyo Seiki                                          1,000         9

 Sankyo-Gunma                                          600           28

 Santen Pharmaceutical                                 500           11

 Sanyo Electric ss.                                    18,000        44

 Sanyo Shinpan Finance ss.                             100           7

 Sapporo                                               4,000         18

 Sapporo Hokuyo Holdings                               4             30

 SBI Holdings                                          36            12

 Secom                                                 2,000         89

 Sega Sammy Holdings                                   940           58

 Seibu Railway                                         1,000         5

 Seiko Epson ss.                                       1,800         53

 Seino Transportation ss.                              2,000         18

 Seiyu *ss.                                            3,000         5

 Sekisui Chemical                                      6,000         39

 Sekisui House ss.                                     6,000         60

 Seven-Eleven Japan                                    3,900         109

 SFCG                                                  50            11

 Sharp                                                 10,000        151

 Shiga Bank                                            2,000         12

 Shikoku                                               1,700         35

 Shikoku Bank                                          1,000         5

 Shima Seiki                                           200           5

 Shimachu                                              500           12

 Shimadzu ss.                                          2,000         13

 Shimamura ss.                                         300           24

 Shimano                                               1,500         48

 Shimizu                                               5,000         24

 Shin-Etsu Chemical                                    3,800         144

 Shinko Electric ss.                                   100           4

 Shinko Securities                                     5,000         15

 Shinsei Bank                                          14,000        75

 Shionogi                                              4,000         49

 Shiseido ss.                                          5,000         68

 Shizuoka Bank                                         8,000         67

 Showa Denko                                           8,000         20

 Showa Shell Sekiyu                                    1,400         15

 Sky Perfect Communications                            4             3

 Skylark                                               900           13

 SMBC Friend Securities ss.                            1,000         5

 SMC                                                   600           68

 Softbank                                              2,100         86

 Sohgo Security Services ss.                           2,100         27

 Sompo Japan                                           9,000         85

 Sony ss.                                              11,800        386

 Stanley Electric ss.                                  1,300         20

 Sumisho Computer Systems                              1,100         23

 Sumisho Lease                                         100           4

 Sumitomo ss.                                          12,000        101

 Sumitomo Bakelite ss.                                 3,000         19

 Sumitomo Chemicals                                    17,000        86

 Sumitomo Electric Industries                          8,000         89

 Sumitomo Forestry                                     1,000         9

 Sumitomo Heavy Industries ss.                         8,000         38

 Sumitomo Metal Industries ss.                         43,000        78

 Sumitomo Metal Mining ss.                             7,000         48

 Sumitomo Mitsui Financial ss.                         61            403

 Sumitomo Osaka Cement ss.                             7,000         18

 Sumitomo Realty & Development                         6,000         66

 Sumitomo Rubber Industries                            2,000         20

 Sumitomo Trust & Banking ss.                          15,000        93

 Suruga Bank                                           2,000         16

 Suzuken                                               300           8

 Suzuki Motor ss.                                      4,900         78

 T&D Holdings ss.                                      2,150         101

 Taiheiyo Cement                                       6,000         17

 Taisei                                                10,000        33

 Taisho Pharmaceutical ss.                             3,000         59

 Taiyo Nippon Sanso ss.                                2,000         10

 Taiyo Yuden ss.                                       1,000         11

 Takara Holdings                                       2,000         13

 Takashimaya                                           3,000         29

 Takeda Chemical Industries                            7,900         405

 Takefuji                                              690           45

 Tanabe Seiyaku                                        2,000         19

 TDK                                                   1,200         83

 Teijin ss.                                            8,000         37

 Teikoku Oil                                           2,000         15

 TEPCO                                                 11,900        285

 Terumo                                                2,400         67

 The 77 Bank                                           2,000         12

 The Bank of Yokohama                                  13,000        73

 THK ss.                                               1,500         33

 TIS                                                   400           12

 Tobu Railway                                          8,000         30

 Toda ss.                                              2,000         9

 Toho                                                  1,800         27

 Toho Gas ss.                                          3,000         12

 Tohoku Electric Power                                 4,400         97

 Tokai Rika                                            100           2

 Tokai Rubber Industries                               500           7

 Tokuyama ss.                                          2,000         16

 Tokyo Broadcasting System                             200           3

 Tokyo Electron                                        1,600         86

 Tokyo Gas ss.                                         29,000        106

 Tokyo Steel                                           800           10

 Tokyo Style                                           1,000         10

 Tokyo Tatemono ss.                                    2,000         13

 Tokyu ss.                                             13,000        56

 Tokyu Land ss.                                        4,000         20

 TOMEN *                                               5,000         7

 TonenGeneral Sekiyu                                   4,000         42

 Toppan Forms ss.                                      100           1

 Toppan Printing                                       6,000         58

 Toray Industries                                      14,000        66

 Toshiba                                               29,000        113

 Toshiba Tec                                           1,000         4

 Tosoh ss.                                             4,000         16

 TOTO ss.                                              3,000         23

 Toyo Seikan Kaisha                                    1,500         23

 Toyo Suisan Kaisha                                    2,000         33

 Toyobo                                                7,000         16

 Toyoda Gosei ss.                                      1,200         21

 Toyota Industries                                     1,500         43

 Toyota Motor                                          32,400        1,230

 Toyota Tsusho ss.                                     1,000         16

 Trend Micro                                           1,500         54

 TV Asahi                                              2             4

 Ube Industries ss.                                    10,000        22

 UFJ Holdings *ss.                                     45            231

 UFJ Tsubasa Securities                                3,000         10

 ULVAC                                                 200           5

 Uni-Charm ss.                                         500           19

 Uniden                                                1,000         16

 UNY                                                   2,000         21

 USHIO ss.                                             1,000         20

 USS ss.                                               290           19

 Victor Company of Japan                               1,000         6

 Wacoal ss.                                            1,000         12

 West Japan Railway                                    18            60

 World ss.                                             500           21

 Yahoo Japan                                           53            114

 Yakult Honsha ss.                                     2,000         36

 Yamada Denki                                          1,000         57

 Yamaguchi Bank                                        1,000         11

 Yamaha ss.                                            2,000         32

 Yamaha Motor ss.                                      2,400         45

 Yamato Transport ss.                                  5,000         66

 Yamazaki Baking                                       3,000         25

 Yaskawa Electric *                                    1,000         7

 Yokogawa Electric                                     3,000         37

 Yokohama Rubber ss.                                   2,000         9

 York-Benimaru ss.                                     100           3

 Yoshinoya D&C                                         1             1

 Zeon ss.                                              3,000         25

 Total Japan (Cost $23,690)                                          24,475

 NETHERLANDS 3.2%
 Common Stocks 3.2%
 ABN AMRO ss.                                          21,859        546

 Aegon                                                 18,418        263

 Akzo Nobel                                            3,364         138


 ASM Lithography *ss.                                  5,095         89

 Corio                                                 685           38

 DSM ss.                                               1,215         92

 Heineken                                              2,923         93

 Heineken, Series A                                    1,313         38

 ING Groep GDS                                         26,402        798

 Koninklijke Numico *                                  2,011         85

 Philips Electronics                                   15,311        415

 Randstad Holding                                      780           32

 Reed Elsevier                                         8,448         115

 Rodamco Europe                                        826           70

 Royal Ahold                                           17,339        153

 Royal KPN                                             29,265        254

 TPG NV                                                5,671         144

 Unilever NV                                           6,753         452

 VNU                                                   3,025         87

 Wolters Kluwer GDS                                    3,565         69

 Total Netherlands (Cost $3,700)                                     3,971

 NEW ZEALAND 0.2%
 Common Stocks 0.2%
 Air New Zealand                                       395           0

 Auckland International Airport                        13,396        21

 Carter Holt Harvey                                    15,375        26

 Contact Energy ss.                                    3,780         20

 Fisher & Paykel Appliances ss.                        3,076         8

 Fisher & Paykel Healthcare                            4,483         11

 Fletcher Building                                     5,526         27

 Infratil                                              1,016         3

 Kiwi Income Property Trust, Equity Units              6,039         5

 NGC Holdings                                          1,302         3

 Port of Tauranga                                      94            0

 Sanford                                               733           2

 Sky City Entertainment Group                          5,120         17

 Sky Network Television *                              3,784         15

 Telecom Corporation of New Zealand                    22,909        99

 Tenon *                                               219           1

 The Warehouse Group                                   1,391         4

 Tower *                                               2,903         4

 Total New Zealand (Cost $218)                                       266

 NORWAY 0.7%
 Common Stocks 0.7%
 DNB Holdings                                          12,295        128

 Norsk Hydro                                           2,395         227

 Norske Skogsindustrier                                1,290         23

 Orkla                                                 2,559         100

 Statoil ASA                                           7,694         166

 Storebrand ASA                                        3,977         40

 Telenor ASA                                           9,685         84

 Yara International                                    3,045         52

 Total Norway (Cost $581)                                            820

 PORTUGAL 0.3%
 Common Stocks 0.3%
 Banco BPI                                             7,066         28

 Banco Comercial                                       28,500        73

 Banco Espirito Santo ss.                              1,433         22

 Brisa-Auto Estradas                                   3,772         29

 Cimpor-Cimentos De Portugal                           1,990         11

 Energias de Portugal ss.                              39,975        107

 Portugal Telecom                                      13,065        125

 PT Multimedia                                         590           6

 Total Portugal (Cost $399)                                          401

 SINGAPORE 0.9%
 Common Stocks 0.9%
 Allgreen Properties                                   4,000         3

 Bil International                                     9,500         7

 CapitaCommercial Trust, REIT                          400           0

 CapitaLand                                            13,000        22

 Capitamall Trust, REIT                                13,000        20

 Chartered Semiconductor *                             13,000        10

 China Aviation Oil Singapore *                        1,400         1

 City Developments                                     11,000        57

 ComfortDelGro                                         24,012        23

 Creative Technology                                   350           3

 Cycle & Carriage                                      1,000         8

 Datacraft Asia (USD) *                                3,000         3

 DBS Group                                             13,000        126

 Fortune, REIT (HKD)                                   2,000         2

 Fraser & Neave                                        3,000         29

 Haw Par                                               1,307         4

 Hong Leong Finance                                    2,000         5

 iShares MSCI Singapore (USD)                          5,300         43

 Keppel                                                7,000         53

 Keppel Land                                           2,000         4

 Mobileone                                             5,650         7

 NatSteel                                              4,000         5

 Neptune Orient Lines                                  13,000        28

 Noble Group                                           4,400         4

 Overseas Chinese Banking                              15,000        116

 Overseas Union Enterprise                             1,000         6

 Pacific Century Regional Developments *               3,600         1

 Parkway Holdings                                      5,000         6

 People's Food Holdings                                2,000         1

 Sembcorp                                              7,520         12

 Sembcorp Logistics                                    3,356         4

 Sembcorp Marine                                       7,000         11

 Singapore Airlines                                    8,000         57

 Singapore Exchange                                    13,000        17

 Singapore Land                                        1,000         3

 Singapore Post                                        29,000        17

 Singapore Press                                       18,750        52

 Singapore Technologies                                17,000        27

 Singapore Telecommunications *                        77,000        128

 Singapore Telecommunications GDR (AUD)                1,237         2

 SMRT                                                  2,000         1

 Starhub *                                             25,000        29

 Stats ChipPAC *                                       27,000        19

 United Industrial                                     5,000         3

 United Overseas Bank                                  13,520        123

 United Overseas Land                                  4,652         7

 Venture                                               3,000         29

 Want Want Holdings (USD)                              8,000         9

 Wheelock Properties                                   1,000         2

 Wing Tai Holdings                                     1,000         1

 Total Singapore (Cost $996)                                         1,150

 SPAIN 4.0%
 Common Stocks 4.0%
 Abertis Infraestructuras ss.                          4,739         121

 Acciona                                               270           28

 ACERINOX                                              3,735         53

 Acs Actividades Cons Y Serv                           3,173         92

 Altadis                                               3,460         146

 Antena 3 Television                                   776           15

 Banco Bilbao Vizcaya Argenta ss.                      40,844        687

 Banco de Sabadell                                     3,699         94

 Banco Popular                                         14,760        176

 Banco Santander Central Hispano                       75,265        930

 Bankinter                                             1,210         63

 Cia Espanola de Petroleos                             347           17

 Corporacion Financiera Alba                           259           11

 Corporacion Mapfre                                    1,180         20

 Endesa                                                12,403        277

 Fomento De Construc Y Contradas                       516           29

 Gamesa ss.                                            955           13

 Gas Natural                                           2,605         77

 Gestevision Telecino                                  1,570         37

 Groupo Prisa                                          785           15

 Grupo Ferrovial                                       842           61

 Iberdrola                                             10,709        273

 Inditex ss.                                           2,809         75

 Repsol ss.                                            14,518        406

 Sogecable *ss.                                        1,240         44

 Telefonica ss.                                        59,751        1,004

 Union Fenosa                                          3,675         108

 Sacyr Vallehermoso ss.                                1,664         39

 Zardoya Otis                                          1,547         44

 Total Spain (Cost $4,151)                                           4,955

 SWEDEN 2.5%
 Common Stocks 2.5%
 Assa-Abloy, Series B                                  4,295         59

 Atlas Copco                                           5,250         89

 Atlas Copco                                           1,185         18

 Electrolux, Series B                                  3,307         74

 Fabege                                                269           6

 Foreningssparbanken                                   4,579         108

 Gambro, Series A                                      3,060         44

 Gambro, Series B                                      455           7

 Hennes & Mauritz, Series B                            3,476         124

 Holmen, Series B                                      629           18

 Industrivarden, Series A                              1,315         31

 Industrivarden, Series C                              574           13

 Investor, Series A                                    3,415         50

 Investor, Series B                                    5,668         85

 iShares MSCI Sweden Index (USD)                       4,000         86

 LM Ericsson                                           178,871       615

 NORDEA                                                31,458        301

 S-E-Banken                                            8,174         145

 Sandvik, Series A                                     3,318         132

 SCA, Series B                                         2,286         77

 Scania, Series B                                      1,282         46

 Securitas, Series B                                   5,384         91

 Skandia Forsakrings                                   12,125        69

 Skanska                                               3,805         49

 SKF AB                                                404           5

 SKF AB (Redemption shares), Series B                  5,688         67

 SSAB Svenskt Stal, Series B                           485           11

 SSAB Svenskt Stal, Series A                           582           15

 Svenska Handelsbanken, Series A                       7,710         166

 Swedish Match                                         3,352         42

 Tele2 AB ss.                                          3,681         40

 TeliaSonera                                           27,041        134

 TeliaSonera (EUR)                                     1,303         6

 Volvo, Series A                                       1,761         71

 Volvo, Series B                                       3,728         156

 Total Sweden (Cost $2,552)                                          3,050

 SWITZERLAND 6.7%
 Common Stocks 6.7%
 ABB                                                   25,279        172

 Adecco                                                1,656         83

 Baloise Holding                                       481           25

 Ciba Specialty Chemicals                              947           57

 Cie Financ Richemont, Equity Units, Class A           6,163         217

 Clariant                                              2,804         39

 Converium Holding *                                   1,141         10

 Credit Suisse Group                                   14,336        600

 Givaudan                                              88            53

 Holcim                                                2,046         126

 iShares MSCI Switzerland (USD)                        19,400        338

 Julius Baer                                           640           41

 Keuhne & Nagel                                        54            12

 Lonza Group                                           584           32

 Nestle                                                4,731         1,298

 Nobel Biocare                                         338           71

 Novartis                                              33,843        1,646

 Pargesa Holdings                                      550           42

 Roche Holding                                         315           48

 Roche Holding                                         8,399         1,141

 Schindler Holding (Parting certificates)              42            17

 Schindler Holding (Registered shares)                 16            7

 Schweizerische Rueckversicherungs                     3,765         239

 Serono                                                69            46

 Societe Generale de Surveillance                      71            53

 Straumann Holding                                     61            13

 Swiss Life Holding *                                  426           60

 Swisscom                                              321           106

 Syngenta *                                            1,273         133

 Synthes Stratec                                       545           59

 The Swatch Group (Bearer shares)                      412           59

 The Swatch Group (Registered shares)                  1,169         34

 UBS                                                   13,779        1,131

 Zurich Financial Services *                           1,729         307

 Total Switzerland (Cost $7,246)                                     8,315

 THAILAND 0.0%
 Common Stocks 0.0%
 Total Access Communications (USD) *                   800           2

 Total Thailand (Cost $3)                                            2

 UNITED KINGDOM 24.7%
 Common Stocks 24.7%
 3i Group                                              6,248         78

 Aegis Group                                           13,832        24

 Alliance & Leicester                                  5,321         82

 Alliance Trust                                        794           42

 Alliance UniChem                                      3,477         51

 AMVESCAP                                              9,609         70

 Anglo American                                        18,071        459

 Antofagasta                                           612           14

 Associated British Foods                              4,765         72

 Associated British Ports                              3,038         25

 AstraZeneca                                           19,614        888

 Aviva                                                 28,035        322

 AWG                                                   2,616         45

 BAE Systems                                           40,361        218

 Barclays                                              77,494        757

 BBA Group                                             5,176         28

 BG Group                                              41,974        347

 BHP Billiton                                          30,200        426

 BOC Group                                             6,292         119

 Boots Group                                           9,325         99

 BP                                                    254,467       2,805

 BPB                                                   5,125         64

 Bradford Bingley                                      7,280         43

 Brambles                                              7,648         42

 British Airport Authorities                           13,095        139

 British Airways *                                     10,248        50

 British America Tobacco                               19,549        390

 British Land                                          5,658         83

 British Sky Broadcasting                              17,493        164

 British Telecommunications                            103,652       417

 Bunzl                                                 3,662         34

 Burberry Group                                        1,190         9

 Cable & Wireless                                      28,338        79

 Cadbury Schweppes                                     27,275        262

 Cairn Energy *                                        2,305         61

 Capita Group                                          6,694         43

 Carnival                                              2,569         138

 Centrica                                              43,476        179

 Cobham                                                10,870        27

 Compass Group                                         24,193        105

 Corus Group *                                         48,496        40

 Daily Mail & General Trust                            2,812         33

 Diageo                                                36,219        500

 Dixons Group                                          26,620        74

 DX Services                                           678           4

 Electrocomponents                                     4,178         18

 Emap                                                  2,722         40

 EMI                                                   8,893         38

 Enterprise Inns                                       3,582         51

 Exel                                                  4,292         71

 Filtrona *                                            2,064         8

 Foreign & Colonial Investment                         16,746        65

 Friends Provident                                     25,312        81

 Gallaher Group                                        7,713         110

 GKN                                                   7,819         36

 GlaxoSmithKline                                       70,577        1,662

 Group 4 Securicor                                     12,263        34

 GUS                                                   11,708        186

 Hammerson                                             2,846         43

 Hanson                                                8,184         82

 Hays                                                  17,615        40

 HBOS                                                  46,633        709

 Henderson Group *                                     10,000        12

 Hilton Group                                          21,088        107

 HSBC                                                  134,916       2,188

 ICAP                                                  7,449         40

 Imperial Chemical                                     14,100        66

 Imperial Tobacco                                      9,100         234

 InterContinental Hotels                               5,944         76

 International Power                                   16,987        63

 Invesys *                                             45,938        11

 iShares MSCI United Kingdom (USD)                     58,300        1,060

 J Sainsbury                                           15,572        76

 Jardine Lloyd Thomson Group                           2,013         14

 Johnson Matthey                                       2,335         45

 Johnston Press                                        4,424         38

 Kelda Group                                           4,976         62

 Kesa Electricals                                      5,751         26

 Kingfisher                                            29,916        135

 Land Securities                                       5,762         141

 Legal & General Group                                 80,137        161

 Liberty International                                 4,984         84

 Lloyds TSB                                            66,634        564

 Logica                                                6,783         22

 Lonmin                                                2,906         58

 Man Group                                             3,926         112

 Marks & Spencer                                       21,216        133

 Matalan                                               1,523         6

 Misys                                                 5,583         23

 Mitchells & Butlers                                   5,592         35

 National Grid                                         37,789        347

 Next                                                  2,905         80

 Northern Rock                                         4,976         71

 O2 *                                                  105,959       259

 Old Mutual                                            45,336        104

 Pearson                                               9,948         119

 Peninsular & Oriental Steam                           7,589         42

 Persimmon                                             3,842         54

 Premier Farnell                                       4,771         14

 Provident Financial                                   2,940         33

 Prudential                                            29,242        275

 Rank Group                                            6,897         32

 Reckitt Benckiser                                     8,592         258

 Reed Elsevier                                         16,204        150

 Rentokil                                              27,678        76

 Reuters                                               15,914        108

 Rexam                                                 6,153         53

 Rio Tinto                                             12,609        419

 Rolls-Royce *                                         21,300        125

 Royal & Sun                                           28,991        46

 Royal Bank of Scotland                                37,969        1,129

 Royal Dutch Shell, Series A *ss.                      49,566        1,523

 Royal Dutch Shell, Series B *                         33,125        1,053

 SABMiller                                             13,011        227

 Sage Group                                            15,167        62

 Schroders                                             2,306         34

 Schroders (Non-Voting Shares)                         434           6

 Scottish & Newcastle                                  9,722         78

 Scottish & Southern Energy                            9,805         169

 Scottish Mortgage                                     2,347         16

 Scottish Power                                        21,484        190

 Severn Trent                                          4,167         72

 Shire Pharmaceuticals                                 5,720         66

 Signet Group                                          21,870        45

 Slough Estates                                        4,655         44

 Smith & Nephew                                        12,162        115

 Smiths Group                                          7,123         120

 Standard Chartered                                    15,401        300

 Tate & Lyle                                           6,357         52

 Tesco                                                 94,437        540

 TI Automotive *                                       270           0

 Tomkins                                               9,506         46

 Travis Perkins                                        1,517         43

 Trinity Mirror                                        2,789         30

 Unilever                                              35,437        342

 United Business Media                                 2,648         25

 United Utilities                                      10,031        113

 Vodafone                                              761,812       1,959

 WH Smith                                              2,203         14

 Whitbread                                             3,668         64

 William Hill                                          4,520         46

 William Morrison Supermarkets                         31,445        105

 Witan Investment Trust                                2,654         18

 Wolseley                                              7,371         153

 WPP Group                                             14,393        152

 Xstrata                                               5,616         119

 Yell Group                                            7,952         63

 Total United Kingdom (Cost $27,758)                                 30,615

 SHORT-TERM INVESTMENTS 0.2%
 Money Market Funds 0.2%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       237,656       238

 Total Short-Term Investments (Cost $238)                            238

 SECURITIES LENDING COLLATERAL 9.8%
 Money Market Pooled Account 9.8%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                12,183,573    12,184

 Total Securities Lending Collateral (Cost $12,184)                  12,184

 Total Investments in Securities
 109.9% of Net Assets (Cost $123,111)                   $            136,159


 (1)      Denominated in currency of country of incorporation unless otherwise noted
 #        Seven-day yield
 *        Non-income producing
 ss.      All or a portion of this security is on loan at
          July 31, 2005 - See Note 2
 +        Affiliated company - See Note 4
 AUD      Australian dollar
 EUR      Euro
 FDR      Fiduciary Depository Receipts
 GDR      Global Depository Receipts
 GDS      Global Depository Shares
 HKD      Hong Kong dollar
 NZD      New Zealand dollar
 REIT     Real Estate Investment Trust
 USD      U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price International Equity Index Fund
Unaudited July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE(TM) International Limited Developed ex North America Index.

  The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value.
As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $11,620,000; aggregate collateral consisted of $12,184,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $123,111,000. Net unrealized gain aggregated $13,050,000 at period-end, of which $15,148,000 related to appreciated investments and $2,098,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $9,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2005 was $238,000 and $1,288,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                             SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     September 16, 2005


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